Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Impairment loss recognised in profit or loss, trade receivables	€ 1	€ 12	€ 30
Gross value of overdue receivables	452	455	549
Derecognized receivables	€ 131	€ 3	€ 18